Annual Operating Expenses {- Fidelity Freedom Blend 2025 Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-03 - Fidelity Freedom Blend 2025 Fund - Premier Class	Jul. 13, 2021
Operating Expenses:
Management fee	0.26%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.26%	[1]

[1]	(a)Based on estimated amounts for the current fiscal year.